INVENTORY	12 Months Ended
Dec. 31, 2021
Disclosure Of Inventory [Abstract]
INVENTORY [Text Block]

NOTE 9 - INVENTORY

As at December 31, 2021 and 2020, inventory consisted of the following:

	2021	2020
	$	$
Dried cannabis and hemp biomass	545,765	239,183
Production work in process - distillate	462,737	273,937
Extracted cannabis and hemp oils (finished goods)	819,671	908,117
	1,828,173	1,421,237

Inventory expensed to cost of sales in the year ended December 31, 2021 was $3,353,267 (2020 - $1,148,692, the eight months ended December 31, 2019 - $nil).

During the year ended December 31, 2021, the Company recognized $nil (2020 - $63,169, the eight months ended December 31, 2019 - $nil) in relation to the write down of slow moving inventory.